DEFERRED REVENUE (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Discount rate	8.50%
Increase in revenue		$ 61,000
Revenue recognized		3,207,000	$ 2,762,000
Increase in revenue, PY			168,000
Upfront payment	$ 43,500,000
Draw-down of deferred revenue, py			$ 10,069,000
Draw-down of deferred revenue		$ 12,159,000
APG
Statement [Line Items]
Payment to related party	3,520,000
Initial deferred revenue	$ 39,980,000